Financial Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments	The Group’s policy is to have a strong liquidity position in terms of available cash and cash equivalents, and short term investments.

	2021	2020
	(in € millions)
Liquidity
Short term investments	756	596
Cash equivalents	1,970	685
Cash at bank and on hand	774	466
Liquidity position	3,500	1,747

Disclosure Of Effect Of 10% Change In Currency

2021	SEK	USD
	(in € millions)
Increase/(decrease) in income before tax	(14)	94

2020	SEK	USD
	(in € millions)
(Increase)/decrease in loss before tax	(13)	67

Summary of Notional Principal of Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations	The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2021:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	327	429	274	870	1,446	54
Cost of revenue	240	304	190	573	959	43
Total	567	733	464	1,443	2,405	97
The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2020:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	274	379	239	809	1,384	32
Cost of revenue	199	274	166	543	938	24
Total	473	653	405	1,352	2,322	56

Summary of Major Security Type, Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables summarize, by major security type, the Group’s financial assets and liabilities that are measured at fair value on a recurring basis, and the category using the fair value hierarchy. The different levels have been defined in Note 2.

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2021
	(in € millions)
Financial assets at fair value
Cash equivalents:
Money market funds	1,970	—	—	1,970
Short term investments:
Money market funds	25	—	—	25
Government securities	204	18	—	222
Corporate notes	—	308	—	308
Collateralized reverse purchase agreements	—	67	—	67
Fixed income funds	134	—	—	134
Derivatives (designated for hedging):
Foreign exchange forwards	—	11	—	11
Long term investments	852	—	64	916
Total financial assets at fair value by level	3,185	404	64	3,653
Financial liabilities at fair value
Exchangeable Notes	—	—	1,202	1,202
Derivatives (not designated for hedging):
Warrants	—	—	72	72
Derivatives (designated for hedging):
Foreign exchange forwards	—	17	—	17
Contingent consideration	—	—	17	17
Total financial liabilities at fair value by level	—	17	1,291	1,308

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2020
	(in € millions)
Financial assets at fair value
Cash equivalents
Money market funds	685	—	—	685
Short term investments:
Money market funds	25	—	—	25
Government securities	198	31	—	229
Agency securities	—	4	—	4
Corporate notes	—	276	—	276
Collateralized reverse purchase agreements	—	62	—	62
Derivatives (designated for hedging):
Foreign exchange forwards	—	12	—	12
Long term investments	2,228	—	49	2,277
Total financial assets at fair value by level	3,136	385	49	3,570
Financial liabilities at fair value
Derivatives (not designated for hedging):
Warrants	—	—	89	89
Derivatives (designated for hedging):
Foreign exchange forwards	—	16	—	16
Contingent consideration	—	—	30	30
Total financial liabilities at fair value by level	—	16	119	135

Summary of Changes in Investment
The table below presents the changes in the investment in TME:

	2021	2020	2019
	(in € millions)
At January 1	2,228	1,481	1,630
Changes in fair value recorded in other comprehensive loss/income	(1,376)	747	(149)
At December 31	852	2,228	1,481
The table below presents the changes in the other long term investments:

	2021	2020	2019
	(in € millions)
At January 1	49	16	16
Initial recognition of long term investment	2	9	—
Changes in fair value recorded in other comprehensive (loss)/income	158	29	—
Changes in fair value recognized in consolidated statement of operations	(4)	(4)	—
Sale of long term investment	(144)	—	—
Effect of changes in foreign exchange rates	3	(1)	—
At December 31	64	49	16

Summary of Assumption Used to Estimate Fair Value of Warrants	The warrants are
valued using a Black-Scholes option-pricing model, which includes inputs determined from models that include the value of the Company’s ordinary shares, as determined above and additional assumptions used to estimate the fair value of the warrants in the option pricing model as follows:

	2021	2020	2019
Expected term (years)	0.5 – 2.65	1.5	0.5 – 2.5
Risk free rate (%)	0.19 – 0.89	0.11	1.58 – 1.59
Volatility (%)	40.0 - 45.0	50.0	32.5
Share price (US$)	234.03	314.66	149.55

Summary of Changes in Warrants Liability
The table below presents the changes in the warrants liability:

	2021	2020	2019
	(in € millions)
January 1	89	98	333
Issuance of warrant for cash	31	—	15
Issuance of shares upon exercise of, or net settlement of, warrants	—	(267)	(303)
Non cash changes recognized in profit or loss
Changes in fair value recognized in consolidated statement of operations	(53)	263	35
Effect of changes in foreign exchange rates	5	(5)	18
At December 31	72	89	98

Summary of Changes in Contingent Consideration Liability
The table below presents the changes in the contingent consideration liability:

	2021	2020	2019
	(in € millions)
At January 1	30	27	—
Initial recognition of contingent consideration included in purchase consideration of acquisition	—	—	13
Contingent consideration payments	(17)	(7)	—
Changes in fair value recognized in consolidated statement of operations	2	13	14
Effect of changes in foreign exchange rates	2	(3)	—
At December 31	17	30	27

Disclosure of detailed information about borrowings
The table below presents the changes in the Exchangeable Notes:

2021
(in € millions)
At January 1	—
Initial recognition	1,232
Changes in fair value recognized in consolidated statement of operations	(112)
Effect of changes in foreign exchange rates	82
At December 31	1,202

Description of fair value assumptions of borrowings	The key assumptions used in the binomial option pricing model for the Exchangeable Notes were as follows:

December 31, 2021
Risk free rate (%)	1.15
Discount rate (%)	3.9
Volatility (%)	40.0
Share price (US$)	234.03